Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table presents the compensation of our CEO, which is our Principal Executive Officer ("PEO"), and our other NEOs, together with the cumulative shareholder return of the Company and the S&P U.S. BMI Banks Index, the Company’s net income and the Company’s tangible book value, which is in our assessment the most important financial performance measure used to link compensation actually paid our NEOs for the most recently completed fiscal year.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)[1]	Compensation Actually Paid to PEO ($)[1]	Average Summary Compensation Table Total for Non-PEO NEOs[2]	Average Compensation Actually Paid to Non-PEO NEOs[2]	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($000)	Company Selected Measure: Earnings per Share ($)
2025	3,479,297	3,874,857	911,195	984,126	172.01	155.53	205,103	4.58
2024	6,305,842	8,606,942	1,158,850	1,383,528	202.10	143.68	198,170	4.23
2023	3,489,475	5,376,341	1,144,052	1,674,912	174.51	107.32	181,172	3.85
2022	3,061,507	3,454,638	984,232	1,324,122	124.45	98.38	166,239	3.46
2021	3,020,837	4,895,781	1,030,974	1,653,106	116.81	118.61	146,151	2.85

Company Selected Measure Name	earnings per share
Named Executive Officers, Footnote	Our CEO, Mr. José R. Fernández, was the PEO in each year. In 2021, 2022, 2023, 2024, and 2025, $4,113,982, $4,475,595,$4,505,720, $9,804,398, and $11,005,035 respectively, were deducted from the Summary Compensation Table Totals, which represent the grant date fair value of the equity awards he received in the corresponding fiscal year, and the fair value of unvested equity awards and dividends accrued on unvested performance shares as of the end of the immediately preceding fiscal year; and $5,988,926, $4,868,726, $6,392,586, $12,105,498, and $11,400,596 respectively, were added, which represent the fair value as of the vesting date of awards that vest during the corresponding fiscal year and the fair value of all unvested equity awards and dividends accrued on unvested performance shares as of the end of the corresponding fiscal year. Ms. Maritza Arizmendi, and Mr. César Ortiz were Non-PEO NEOs in each year. Mr. Ganesh Kumar was also a Non-PEO NEO every year except 2025. The fifth Non-PEO NEO was Ms. Ada García in 2024, the fourth Non-PEO NEO was Ms. Mari E. Rodríguez in 2024 and 2023, Mr. Patrick Haggarty in 2022, and Mr. José Cabrera in 2021. In 2021, 2022, 2023, 2024 and 2025, $946,806, $1,128,567, $1,197,314, $1,575,316, and $1,040,578 respectively, were the averages deducted from the Summary Compensation Table Totals, which represent the grant date fair value of the equity awards received in the corresponding fiscal year and the fair value of unvested equity awards and dividends accrued on unvested performance shares as of the end of the immediately preceding fiscal year; and $1,507,653, $1,226,607, $2,246,340, $1,799,994, and $1,113,510 respectively, were the averages added, which represent the fair value as of the vesting date of awards that vest during the corresponding fiscal year and the fair value of all unvested equity awards and dividends accrued on unvested performance shares as of the end of the corresponding fiscal year .
PEO Total Compensation Amount	$ 3,479,297	$ 6,305,842	$ 3,489,475	$ 3,061,507	$ 3,020,837
PEO Actually Paid Compensation Amount	$ 3,874,857	8,606,942	5,376,341	3,454,638	4,895,781
Adjustment To PEO Compensation, Footnote	Our CEO, Mr. José R. Fernández, was the PEO in each year. In 2021, 2022, 2023, 2024, and 2025, $4,113,982, $4,475,595,$4,505,720, $9,804,398, and $11,005,035 respectively, were deducted from the Summary Compensation Table Totals, which represent the grant date fair value of the equity awards he received in the corresponding fiscal year, and the fair value of unvested equity awards and dividends accrued on unvested performance shares as of the end of the immediately preceding fiscal year; and $5,988,926, $4,868,726, $6,392,586, $12,105,498, and $11,400,596 respectively, were added, which represent the fair value as of the vesting date of awards that vest during the corresponding fiscal year and the fair value of all unvested equity awards and dividends accrued on unvested performance shares as of the end of the corresponding fiscal year.
Non-PEO NEO Average Total Compensation Amount	$ 911,195	1,158,850	1,144,052	984,232	1,030,974
Non-PEO NEO Average Compensation Actually Paid Amount	$ 984,126	1,383,528	1,674,912	1,324,122	1,653,106
Adjustment to Non-PEO NEO Compensation Footnote	Ms. Maritza Arizmendi, and Mr. César Ortiz were Non-PEO NEOs in each year. Mr. Ganesh Kumar was also a Non-PEO NEO every year except 2025. The fifth Non-PEO NEO was Ms. Ada García in 2024, the fourth Non-PEO NEO was Ms. Mari E. Rodríguez in 2024 and 2023, Mr. Patrick Haggarty in 2022, and Mr. José Cabrera in 2021. In 2021, 2022, 2023, 2024 and 2025, $946,806, $1,128,567, $1,197,314, $1,575,316, and $1,040,578 respectively, were the averages deducted from the Summary Compensation Table Totals, which represent the grant date fair value of the equity awards received in the corresponding fiscal year and the fair value of unvested equity awards and dividends accrued on unvested performance shares as of the end of the immediately preceding fiscal year; and $1,507,653, $1,226,607, $2,246,340, $1,799,994, and $1,113,510 respectively, were the averages added, which represent the fair value as of the vesting date of awards that vest during the corresponding fiscal year and the fair value of all unvested equity awards and dividends accrued on unvested performance shares as of the end of the corresponding fiscal year .
Compensation Actually Paid vs. Total Shareholder Return
The following graph presents the relationship between executive compensation actually paid by the Company to our CEO and the average compensation actually paid to the NEOs other than our CEO and the of the Company’s cumulative total shareholder return over the past five years. It also compares our Company’s cumulative total shareholder return with that of our peer group over the same period.

Compensation Actually Paid vs. Net Income
The following graph presents the relationship between compensation actually paid by the Company to our CEO and the average compensation actually paid to the NEOs other than our CEO and the Company’s net income over the past five years.

Compensation Actually Paid vs. Company Selected Measure
The following graph presents the relationship between compensation actually paid by the Company to our CEO and the average compensation actually paid to the NEOs other than our CEO and the Company’s earnings per share over the past five years.

Total Shareholder Return Vs Peer Group
The following graph presents the relationship between executive compensation actually paid by the Company to our CEO and the average compensation actually paid to the NEOs other than our CEO and the of the Company’s cumulative total shareholder return over the past five years. It also compares our Company’s cumulative total shareholder return with that of our peer group over the same period.

Total Shareholder Return Amount	$ 172.01	202.10	174.51	124.45	116.81
Peer Group Total Shareholder Return Amount	155.53	143.68	107.32	98.38	118.61
Net Income (Loss)	$ 205,103,000	$ 198,170,000	$ 181,172,000	$ 166,239,000	$ 146,151,000
Company Selected Measure Amount | $ / shares	4.58	4.23	3.85	3.46	2.85
PEO Name	José R. Fernández
Measure:: 1
Pay vs Performance Disclosure
Name	earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	tangible book value
Measure:: 3
Pay vs Performance Disclosure
Name	average return on average tangible common equity
Measure:: 4
Pay vs Performance Disclosure
Name	market share operating income
Measure:: 5
Pay vs Performance Disclosure
Name	efficiency ratio
PEO | Deductions for Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,005,035)	$ (9,804,398)	$ (4,505,720)	$ (4,475,595)	$ (4,113,982)
PEO | Additions for Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,400,596	12,105,498	6,392,586	4,868,726	5,988,926
Non-PEO NEO | Deductions for Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,040,578)	(1,575,316)	(1,197,314)	(1,128,567)	(946,806)
Non-PEO NEO | Additions for Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,113,510	$ 1,799,994	$ 2,246,340	$ 1,226,607	$ 1,507,653